Note 6 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands		Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Statement Line Items [Line Items]
Accounts receivable		$ 8,202	$ 10,718	$ 5,921
Prepaid expenses and other		16,822	14,399	21,173
Right-of-use assets		2,791	2,734	3,081
Deferred income tax asset		1,526	750	2,585
Derivative instruments (note 12)		198	20	1,052
Investment (note 6a)	[1]	953	953	953
Other assets		$ 30,492	$ 29,574	$ 34,765

[1]	In February 2021, the Bank acquired an 11% investment in Canada Stablecorp Inc. for cash consideration of $953,000. The Bank has made an irrevocable election to designate this investment at fair value through other comprehensive income at initial recognition and any future changes in the fair value of the investment will be recognized in other comprehensive income (loss). Amounts recorded in other comprehensive income (loss) will not be reclassified to profit and loss at a later date.